OPERATING SEGMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Segment results
Number of reportable segments | segment	4	4
External revenues	Rp 149,216		Rp 147,306	Rp 143,210
Total revenues	149,216	$ 9,690	147,306	143,210
Profit before income tax	40,855	$ 2,652	36,430	43,739
Capital expenditures	(32,858)		(34,146)	(30,321)
Depreciation and amortization	(32,569)		(33,129)	(31,714)
Provision recognised in current period	(513)		(567)	(474)
Operating Segments.
Segment results
External revenues	148,571		146,689	142,798
Inter-segment revenue	51,374		50,329	46,146
Total revenues	199,945		197,018	188,944
Profit before income tax	45,464		42,394	49,413
Capital expenditures	(32,852)		(33,981)	(30,275)
Depreciation and amortization	(37,113)		(37,589)	(35,530)
Provision recognised in current period	(537)		(578)	(425)
Adjustment and inter-segment elimination
Segment results
External revenues	645		617	412
Inter-segment revenue	(51,374)		(50,329)	(46,146)
Total revenues	(50,729)		(49,712)	(45,734)
Profit before income tax	(4,609)		(5,964)	(5,674)
Capital expenditures	(6)		(165)	(46)
Depreciation and amortization	4,544		4,460	3,816
Provision recognised in current period	24		11	(49)
Mobile
Segment results
External revenues	85,291		85,493	84,267
Total revenues	85,291		85,493	84,267
Mobile | Operating Segments.
Segment results
External revenues	85,291		85,493	84,267
Inter-segment revenue	3,628		3,344	3,097
Total revenues	88,919		88,837	87,364
Profit before income tax	28,693		26,122	34,435
Capital expenditures	(12,370)		(12,343)	(10,548)
Depreciation and amortization	(21,248)		(21,028)	(20,333)
Provision recognised in current period	(231)		(128)	(99)
Consumer
Segment results
External revenues	27,713		26,354	24,930
Total revenues	27,707		26,349	24,928
Consumer | Operating Segments.
Segment results
External revenues	27,713		26,354	24,930
Inter-segment revenue	(1,106)		195	187
Total revenues	26,607		26,549	25,117
Profit before income tax	7,971		7,579	5,894
Capital expenditures	(6,434)		(9,038)	(10,444)
Depreciation and amortization	(5,828)		(6,738)	(6,566)
Provision recognised in current period	(463)		(434)	(285)
Enterprise
Segment results
External revenues	18,237		19,161	19,141
Total revenues	18,226		19,149	19,133
Enterprise | Operating Segments.
Segment results
External revenues	18,237		19,161	19,141
Inter-segment revenue	26,505		24,646	22,395
Total revenues	44,742		43,807	41,536
Profit before income tax	602		831	(307)
Capital expenditures	(5,073)		(5,983)	(4,514)
Depreciation and amortization	(3,884)		(3,999)	(3,909)
Provision recognised in current period	173		(45)	(13)
WIB
Segment results
External revenues	16,928		15,442	14,255
Total revenues	16,922		15,444	14,251
WIB | Operating Segments.
Segment results
External revenues	16,928		15,442	14,255
Inter-segment revenue	20,333		19,658	18,072
Total revenues	37,261		35,100	32,327
Profit before income tax	9,386		8,925	9,192
Capital expenditures	(8,964)		(6,612)	(4,756)
Depreciation and amortization	(6,135)		(5,805)	(4,702)
Provision recognised in current period	(11)		34	5
others
Segment results
External revenues	402		239	205
Total revenues	1,070		871	631
others | Operating Segments.
Segment results
External revenues	402		239	205
Inter-segment revenue	2,014		2,486	2,395
Total revenues	2,416		2,725	2,600
Profit before income tax	(1,188)		(1,063)	199
Capital expenditures	(11)		(5)	(13)
Depreciation and amortization	(18)		(19)	(20)
Provision recognised in current period	Rp (5)		Rp (5)	Rp (33)